Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Regulated Operations [Abstract]
Schedule of Regulatory Assets

(in millions)	2018	2017
Regulatory assets
Deferred income taxes (Notes 3 and 24)	$1,532	$1,403
Employee future benefits (Notes 3 and 25)	485	510
Deferred energy management costs (i)	230	200
Deferred lease costs (ii)	110	104
Deferred operating overhead costs (iii)	103	91
Generation early retirement costs (iv)	98	105
Rate stabilization and related accounts (v)	90	95
Manufactured gas plant site remediation deferral (Note 18)	73	75
Derivatives (Notes 3 and 28)	57	87
Other regulatory assets (vi)	400	375
Total regulatory assets	3,178	3,045
Less: Current portion	(324)	(303)
Long-term regulatory assets	$2,854	$2,742

Regulatory liabilities
Deferred income taxes (Notes 3 and 24)	$1,574	$1,484
Asset removal cost provision (Note 3)	1,169	1,095
Rate stabilization and related accounts (v)	220	254
ROE complaints liability (Note 2)	206	182
Energy efficiency liability (vii)	106	82
Renewable energy surcharge (viii)	85	66
Electric and gas moderator account (ix)	60	58
Employee future benefits (Notes 3 and 25)	37	47
Other regulatory liabilities (vi)	169	178
Total regulatory liabilities	3,626	3,446
Less: Current portion	(656)	(490)
Long-term regulatory liabilities	$2,970	$2,956
(i)    Deferred Energy Management Costs
Certain regulated subsidiaries provide energy management services to facilitate customer energy efficiency programs where the related expenditures have been deferred as a regulatory asset and are being amortized, and recovered from customers through rates, on a straight-line basis over periods ranging from 1 to 10 years.

(ii)	Deferred Lease Costs
Deferred lease costs at FortisBC Electric primarily relate to the Brilliant Power Purchase Agreement ("BPPA") (Note 17). The depreciation of the asset under capital lease and interest expense on the capital lease obligation are not being fully recovered in current customer rates since these rates only reflect the cash payments required under BPPA. The annual differences are being deferred as a regulatory asset, which is expected to be recovered from customers in future rates over the term of the lease, which expires in 2056.

(iii)	Deferred Operating Overhead Costs
FortisAlberta has deferred certain operating overhead costs for collection in future customer rates over the lives of the related PPE and intangible assets.

(iv)	Generation Early Retirement Costs
UNS Energy holds an undivided interest in the jointly-owned Navajo Generating Station ("Navajo"), located on a site leased from the Navajo Nation with an initial lease term through December 2019. In June 2017 the Navajo Nation approved a land-lease extension that allows TEP and the co-owners of Navajo to continue operations through December 2019 and begin decommissioning activities thereafter. Related retirement costs are being recovered through 2030.

UNS Energy owns the Sundt Generating Facility ("Sundt") and plans to early retire Sundt Units 1 and 2 by the end of 2020 as a result of the approved addition of gas-fired generation capacity at Sundt. Capital and operating costs related to Sundt Units 1 and 2 are being recovered through 2028 and 2030, respectively.

As a result of these planned early retirements, the associated assets and other related retirement costs were reclassified from PPE to regulatory assets.

(v)	Rate Stabilization and Related Accounts
Rate stabilization accounts mitigate the earnings volatility otherwise caused by variability in the cost of fuel, purchased power and natural gas above or below a forecast or predetermined level, and by weather-driven volume variability. At certain utilities, revenue decoupling mechanisms minimize the earnings impact resulting from reduced energy consumption as energy efficiency programs are implemented. Resultant deferrals are recovered from, or refunded to, customers in future rates as approved by the respective regulators.

Related accounts include the annual true-up mechanism at ITC (Note 6).

(vi)	Other Regulatory Assets and Liabilities
This balance is comprised of regulatory assets and liabilities individually less than $40 million.

Schedule of Regulatory Liabilities

(in millions)	2018	2017
Regulatory assets
Deferred income taxes (Notes 3 and 24)	$1,532	$1,403
Employee future benefits (Notes 3 and 25)	485	510
Deferred energy management costs (i)	230	200
Deferred lease costs (ii)	110	104
Deferred operating overhead costs (iii)	103	91
Generation early retirement costs (iv)	98	105
Rate stabilization and related accounts (v)	90	95
Manufactured gas plant site remediation deferral (Note 18)	73	75
Derivatives (Notes 3 and 28)	57	87
Other regulatory assets (vi)	400	375
Total regulatory assets	3,178	3,045
Less: Current portion	(324)	(303)
Long-term regulatory assets	$2,854	$2,742

Regulatory liabilities
Deferred income taxes (Notes 3 and 24)	$1,574	$1,484
Asset removal cost provision (Note 3)	1,169	1,095
Rate stabilization and related accounts (v)	220	254
ROE complaints liability (Note 2)	206	182
Energy efficiency liability (vii)	106	82
Renewable energy surcharge (viii)	85	66
Electric and gas moderator account (ix)	60	58
Employee future benefits (Notes 3 and 25)	37	47
Other regulatory liabilities (vi)	169	178
Total regulatory liabilities	3,626	3,446
Less: Current portion	(656)	(490)
Long-term regulatory liabilities	$2,970	$2,956
(i)    Deferred Energy Management Costs
Certain regulated subsidiaries provide energy management services to facilitate customer energy efficiency programs where the related expenditures have been deferred as a regulatory asset and are being amortized, and recovered from customers through rates, on a straight-line basis over periods ranging from 1 to 10 years.

(ii)	Deferred Lease Costs
Deferred lease costs at FortisBC Electric primarily relate to the Brilliant Power Purchase Agreement ("BPPA") (Note 17). The depreciation of the asset under capital lease and interest expense on the capital lease obligation are not being fully recovered in current customer rates since these rates only reflect the cash payments required under BPPA. The annual differences are being deferred as a regulatory asset, which is expected to be recovered from customers in future rates over the term of the lease, which expires in 2056.

(iii)	Deferred Operating Overhead Costs
FortisAlberta has deferred certain operating overhead costs for collection in future customer rates over the lives of the related PPE and intangible assets.

(iv)	Generation Early Retirement Costs
UNS Energy holds an undivided interest in the jointly-owned Navajo Generating Station ("Navajo"), located on a site leased from the Navajo Nation with an initial lease term through December 2019. In June 2017 the Navajo Nation approved a land-lease extension that allows TEP and the co-owners of Navajo to continue operations through December 2019 and begin decommissioning activities thereafter. Related retirement costs are being recovered through 2030.

UNS Energy owns the Sundt Generating Facility ("Sundt") and plans to early retire Sundt Units 1 and 2 by the end of 2020 as a result of the approved addition of gas-fired generation capacity at Sundt. Capital and operating costs related to Sundt Units 1 and 2 are being recovered through 2028 and 2030, respectively.

As a result of these planned early retirements, the associated assets and other related retirement costs were reclassified from PPE to regulatory assets.

(v)	Rate Stabilization and Related Accounts
Rate stabilization accounts mitigate the earnings volatility otherwise caused by variability in the cost of fuel, purchased power and natural gas above or below a forecast or predetermined level, and by weather-driven volume variability. At certain utilities, revenue decoupling mechanisms minimize the earnings impact resulting from reduced energy consumption as energy efficiency programs are implemented. Resultant deferrals are recovered from, or refunded to, customers in future rates as approved by the respective regulators.

Related accounts include the annual true-up mechanism at ITC (Note 6).

(vi)	Other Regulatory Assets and Liabilities
This balance is comprised of regulatory assets and liabilities individually less than $40 million.

(vii)	Energy Efficiency Liability
The energy efficiency liability primarily relates to Central Hudson's Energy Efficiency Program, established to fund environmental policies associated with energy conservation programs as approved by its regulator.

(viii)	Renewable Energy Surcharge
Under the ACC's Renewable Energy Standard ("RES"), UNS Energy is required to increase its use of renewable energy each year until it represents at least 15% of its total annual retail energy requirements by 2025. The cost of carrying out the plan is recovered from retail customers through an RES surcharge. Any RES surcharge collections above or below the costs incurred to implement the plans are deferred as a regulatory liability or asset.

The ACC measures RES compliance through Renewable Energy Credits ("REC"). Each REC represents one kilowatt hour generated from renewable resources. When UNS Energy purchases renewable energy, the premium paid above the market cost of conventional power equals the REC recoverable through the RES surcharge. When RECs are purchased, UNS Energy records their cost as long-term other assets (Note 11) with a corresponding regulatory liability to reflect the obligation to use the RECs for future RES compliance. When RECs are reported to the ACC for compliance with RES requirements, energy supply costs and revenue are recognized in an equal amount.

(ix)	Electric and Gas Moderator Account
Under Central Hudson's 2018 three-year Rate Order certain regulatory assets and liabilities were approved by the PSC for offset and an electric and gas moderator account was established, which will be used for future customer rate moderation.